Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments expense
Share-based payments expense consists of:

	December 31, 2022	December 31, 2021

Share options	$4,376	$2,806
Restricted share units with no performance criteria	1,620	1,291
Restricted share units with performance criteria	2,545	3,462
Deferred units	144	(516)
Performance share units	2,059	902
	$10,744	$7,945

Summary of movements in number of share options outstanding and weighted average exercise prices
Movements in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2022		2021
	Weighted average price CDN$	Number of options	Weighted average price CDN$	Number of options
At January 1,	$11.32	4,250,738	$11.56	5,092,388
Granted	13.92	1,265,672	13.27	1,091,891
Exercised	6.42	(885,750)	6.36	(339,540)
Expired	22.28	(646,583)	16.27	(803,771)
Forfeited	13.62	(234,847)	12.68	(790,230)
At December 31,	$11.32	3,749,230	$11.32	4,250,738

Summary of range of exercise prices of outstanding share options	Options outstanding are as follows:

	December 31, 2022			December 31, 2022
	Total options outstanding			Exercisable options
Range of exercise price CDN$	Shares	Weighted average remaining contractual life (years)	Weighted average exercise price CDN$	Shares	Weighted average exercise price CDN$

$5.00 to $5.99	862,128	2.16	$5.68	862,128	$5.68
$6.00 to $6.99	121,666	1.30	6.20	121,666	6.20
$10.00 to $10.99	152,941	2.92	10.40	152,941	10.40
$12.00 to $12.99	609,751	3.18	12.90	398,467	12.90
$13.00 to $13.99	1,969,393	4.73	13.63	288,666	13.25
$14.00 to $14.99	33,351	4.23	14.60	11,117	14.60

	3,749,230	3.69	$11.32	1,834,985	$8.92

Summary of assumptions used to estimate the fair value of options granted
The assumptions used to estimate the fair value of options granted during the years ended December 31, 2022 and December 31, 2021 are in the table below. Volatility was determined based on the historical volatility over the estimated lives of the options.

	2022	2021
Risk-free interest rate (range)	1.4% – 1.6%	0.3% – 0.8%
Expected volatility (range)	60% – 61%	64% – 68%
Expected life (range) (years)	1.96 – 3.96	1.92 – 3.93
Expected dividends (CDN $)	—	—

Disclosure of RSUs with no performance criteria
A summary of the status of the RSUs with no performance criteria and changes during the years ended December 31, 2022 and December 31, 2021 is as follows:

	2022	2021
At January 1,	471,762	478,067
Granted	176,414	180,132
Redeemed	(294,993)	(135,833)
Forfeited	(24,506)	(50,604)
At December 31,	328,677	471,762
Movements in the PSUs during the years ended December 31, 2022 and December 31, 2021 are as follows:

	2022	2021
At January 1,	278,020	525,605
Granted	616,920	267,936
Redeemed	(528,166)	(514,010)
Forfeited	(24,104)	(1,511)
At December 31,	342,670	278,020

Disclosure of RSUs with performance criteria
A summary of the status of the RSUs with performance criteria and changes during the years ended December 31, 2022 and December 31, 2021 is as follows:

	2022	2021
At January 1,	908,377	689,967
Granted	229,979	440,508
Redeemed	(459,958)	(160,470)
Forfeited	(111,658)	(61,628)
At December 31,	566,740	908,377